(Loss)/profit on disposal of intangible assets (Details) - GBP (£) £ in Thousands	3 Months Ended		6 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2018	Dec. 31, 2017
(Loss)/profit on disposal of intangible assets
(Loss)/profit on disposal of registrations	£ (4,508)	£ 289	£ 17,841	£ 17,297
Player loan income	159	724	238	995
Total (loss)/profit on disposal of intangible assets	£ (4,349)	£ 1,013	£ 18,079	£ 18,292